UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-05487

                           MERRIMAN INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                     1200 WESTLAKE AVENUE NORTH, SUITE 700
                               SEATTLE, WA 98109
              (Address of principal executive offices) (Zip code)

                               WILLIAM L. NOTARO
                           MERRIMAN INVESTMENT TRUST
                     1200 WESTLAKE AVENUE NORTH, SUITE 700
                               SEATTLE, WA 98109
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-423-4893

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2003

ITEM 1.  REPORT TO SHAREHOLDERS


GRAPHIC OMITTED  MERRIMAN
                 INVESTMENT TRUST



      MERRIMAN                                   MERRIMAN INVESTMENT TRUST
HIGH YIELD BOND FUND                           1200 Westlake Ave N, Suite 700
                                                     Seattle, WA  98109
                                                      1-800-423-4893
                                                      1-206-285-8877
      MERRIMAN                                     www.merrimanfunds.com
GROWTH & INCOME FUND
                                                     INVESTMENT MANAGER
                                                     Merriman Investment
                                                     Management Company
      MERRIMAN                                  1200 Westlake Ave N, Suite 700
   LEVERAGED GROWTH                                   Seattle, WA  98109
         FUND
                                                       CUSTODIAN AND
                                                       TRANSFER AGENT
                                                 US Bancorp Fund Services, LLC
                                                         PO Box 701
                                                      Milwaukee, WI  53201
                                                        1-800-224-4743
     ANNUAL REPORT
                                                         FUND COUNSEL
      YEAR ENDED                                     Sullivan & Worcester
   September 30, 2003                               Boston, Massachusetts


                                            OFFICES & TRUSTEES

                                    PAUL A. MERRIMAN, President and Trustee

                                    WILLIAM L. NOTARO, Executive Vice President,
                                    Secretary, Treasurer, and Trustee

                                    DAVID A. EDERER, Trustee

                                    BEN A. REPPOND, Trustee

                                    DONALD E. WEST, Trustee

Dear Fellow Shareholder:

We waited as patiently as we could to write you an annual letter with good news, and it seems our patience has paid off. The stock market rally of 2003 wasn't really expected. But it is certainly welcome!

I'm pleased to report that the Merriman Mutual Funds completed their fiscal year on September 30, 2003 with positive returns.

The performance of each fund during that year is detailed later in this letter. To summarize: the Merriman High Yield Bond Fund produced a total return of 14.36 percent; the Merriman Growth and Income Fund gained 8.96 percent; the Merriman Leveraged Growth Fund was up 14.34 percent.

In the same 12 months, the Standard & Poor's 500 Index gained 24.4 percent, the Nasdaq Composite rose 52.5 percent and the Morgan Stanley Europe Australia Far East Index known as EAFE was up 9.8 percent.

All the assets in our funds are governed by timing systems, which reduce the risks of holding these assets. This typically results in lower losses during adverse markets and lower gains during periods of gain. The fiscal year just ended was no exception. We continue to believe that timing is an extremely useful tool in managing the risks that all investors face.

MANAGING RISKS

For the past two years, I have used this letter to discuss the various risks investors must manage. These include the dangers of inflation, of inept or unscrupulous managers, of events that nobody can foresee, and of being invested much too heavily in an asset class that underperforms the rest of the investing universe.

There's another danger in years like this: Investors may find it easy to forget the harsh lessons of 2000, 2001 and 2002. When the markets start going up robustly, investors may abandon their conservative positions and decide that they have much more tolerance for risk after all, leading them to load up too much on high-risk assets.

Each of our funds is designed to guard against that risk, by our wide diversification and timing. Nevertheless, as longtime shareholders know well, even conservatively managed funds like ours can produce significant losses.

MUTUAL FUND SCANDALS

Unfortunately, investors haven't been left alone to enjoy this year's robust recovery. Starting with revelations early in September, an ugly side of the mutual fund industry has been revealed. Some mutual fund families allowed a favored few shareholders to engage in illegal late trading. Others let fund managers make short-term profits in their personal accounts.

We do not condone any of the shady practices that have been found or suspected, and we certainly were not involved in those practices in any way.

Mutual funds are not perfect, but neither is any other investment choice. I don't know any other way that investors can instantly create a portfolio of thousands of stocks with professional management at very low cost and high tax efficiency.

The losses from these shady practices are real - but they probably amount to peanuts compared with the losses that many investors bring on themselves. Every day, many investors carelessly cheat themselves and their families out of thousands of dollars of potential return by buying load funds, chasing hot performance and ignoring proper asset allocation.

By investing in the Merriman Mutual Funds, you have made it clear that you are not among those investors. But the description is almost certain to apply to somebody you know.

Investors who are worried about being taken advantage of need to get smart and start asking the right questions before they invest. There is no substitute for doing your homework in advance.

Our Funds invest in other funds, and we have done that homework on your behalf. We do it every business day, and we'll continue doing our best to see that the Merriman Mutual Funds operate in your interests.

THE OUTLOOK

It's easy to look at the current upward curves in the market charts and simply extend the lines rising into the future. It's also dumb to do that, as any investor who lived through 1999 and the following three years can attest.

These are rewarding times for investors, but I am certain that the tide of this market will turn, and it will do so without warning. This is not the time to abandon prudent investment practices, nor the time to decide that more risk is appropriate. As I wrote you one year ago, the stock market is governed by expectations. In 1999, expectations were unrealistically high. One year ago, the market was filled with gloom as investors gave up expecting things to work out favorably.

Right now we may be in another period of unrealistically high expectations. Short-term movements of the market usually defy any convincing explanation. Predicting them accurately is impossible.

My advice is to adopt a long-term plan and stick to it with a strong discipline through good times and bad times. Those who bolted emotionally from the markets one or two years ago probably didn't reap the full rewards of this year's strong comeback. This is why we rely on mechanical timing systems instead of our own forecasts and analysis.

We believe the Merriman Mutual Funds are excellent long-term vehicles for patient, conservative investors, and we use all the tools at our command to make them that way.

OUR FUNDS

The Merriman High Yield Bond Fund invests in U.S. high-yield bond funds that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman High Yield Bond Fund and the Salomon Big Index.

Start Date                                      10-06-88
End Date                                        09-30-03
Beginning Value                                 $10,000
End Value - Merriman Flexible Bond Fund         $21,448
End Value - Salomon Big Index                   $28,130
Average Annual Total Return of
   Merriman Flexible Bond Fund     1YR        5YR      10YR      Since Inception
                                  14.36%     3.16%     4.47%          6.00%

In the 12 months ending September 30, 2003, according to Morningstar, the average of U.S. high-yield bond funds gained 24.3 percent. The Fund gained 14.4 percent. According to Morningstar, the Fund had less than half the volatility over the past five years as an average of high-yield bond funds (standard deviation of 4.4 percent for the Fund vs. 9.3 percent for the average U.S. high-yield bond fund).

The Merriman Growth and Income Fund invests primarily in growth-and-income funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Growth & Income Fund and the S&P 500 Index.

Start Date                                      12-29-88
End Date                                        09-30-03
Beginning Value                                 $10,000
End Value - Merriman Growth & Income Fund       $20,740
End Value - S&P 500 Index                       $42,780
Average Annual Total Return of
  Merriman Growth & Income Fund     1YR         5YR      10YR    Since Inception
                                   14.34%      3.42%     6.35%        5.80%

In the 12 months ending September 30, 2003, the fund gained 9.0 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) was up 25.6 percent. Morningstar data indicate the Fund's volatility over the past five years was only 42 percent of the volatility of a similar mix of domestic and international funds (standard deviation of 9.4 percent for the Fund vs. 22.7 percent for the benchmark).

The Merriman Leveraged Growth Fund's defensive strategy uses market timing systems similar to those used in the Growth and Income Fund and maintains, when fully invested, a similar balance of U.S. and international equity funds. During rising markets, the Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gains.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Leveraged Growth Fund and the S&P 500 Index.

Start Date                                      05-27-92
End Date                                        09-30-03
Beginning Value                                 $10,000
End Value - Merriman Leveraged Growth Fund      $19,393
End Value - S&P 500 Index                       $29,861
Average Annual Total Return of
  Merriman Growth & Income Fund     1YR         5YR      10YR    Since Inception
                                   14.34%      3.42%     6.35%        6.00%

In the 12 months ending September 30, 2003, according to Morningstar, the Fund gained 14.3 percent, compared with a gain of 25.6 percent for a similar mix of domestic and international equity funds held without timing or leverage. The Fund's volatility over the past five years was about 23 percent lower than that of a similar mix of domestic and international funds (standard deviation of 17.5 percent for the Fund vs. 22.7 percent for the benchmark).

IN SUMMARY

The future remains unknown, but the diversification and mechanical timing tools we use will continue to help investors participate in market gains in the good years while limiting risk in down markets. By investing in the Merriman Mutual Funds, you have put your trust in us. We will do our best to earn that trust every day and to see that your confidence in us is rewarded.

Sincerely,



Paul A. Merriman
President

                          Merriman High Yield Bond Fund
                            Portfolio of Investments
                               September 30, 2003



                                                                    MARKET VALUE
  SHARES                                                               (NOTE 2A)
  ------                                                               ---------
             DOMESTIC BOND FUNDS:  63.74%
             ----------------------------
  32,452     AIM High Yield Fund ..................................     $136,298
  16,993     Federated High Income Bond Fund ......................      132,379
  22,530     Federated High Yield Trust ...........................      131,802
  30,349     Fidelity Advisor High Yield Fund 'T' .................      282,853
  29,412     Goldman Sachs High Yield Fund 'A' ....................      225,882
   1,000     High Income Opportunity Fund .........................        7,090
  15,826     ING High Yield Bond Fund 'A' .........................      136,266
  14,461     Oppenheimer Champion Income Fund 'A' .................      132,603
  14,365     Oppenheimer High Yield Fund 'A' ......................      132,586
  17,045     Salomon Brothers High Yield Bond Fund 'A' ............      136,023
  48,544     Value Line Aggressive Income Trust ...................      234,466
                                                                         -------
             Total Domestic Bond Funds
             (Cost $1,526,920).....................................    1,688,248
                                                                       ---------

             MONEY MARKET FUNDS:  28.02%
             ---------------------------
  49,965     AIM Cash Reserves Fund ...............................     $ 49,965
 130,316     Columbia Dailey Income Fund ..........................      130,316
  85,630     Federated Money Market Fund ..........................       85,630
  84,943     Federated Treasury Obligation Fund ...................       84,943
 128,950     Liberty Money Market Fund ............................      128,950
  87,461     Oppenheimer Cash Reserves `A' . ......................       87,461
  89,370     Oppenheimer Money Market Fund `A' ....................       89,370
  85,453     Salomon Brothers Cash Mgmt Fund ......................       85,453
                                                                          ------
             Total Money Market Funds
             (Cost $742,088).......................................      742,088
                                                                         -------

 PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM DEMAND NOTES:  8.31%
             -------------------------------
  $135,000   US Bank Demand Note
             0.87%, 10/01/2003.....................................      135,000
    85,100   Wisconsin Electronic Demand Note
             0.79%, 10/01/2003.....................................       85,100
                                                                          ------
             Total Short-Term Demand Notes
             (Cost $220,100).......................................      220,100
                                                                         -------

             Total Investment in Securities
             (Cost $2,489,108)........................ (a)100.07%     2,650,436

             Liabilities in Excess
              of Other Assets.........................     (0.07)%       (1,823)
                                                           -----         ------
             NET ASSETS..............................     100.00%   $ 2,648,613
                                                          ======    ===========

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation ....................         $161,328
             Gross unrealized depreciation ....................                -
                                                                        --------
             Net unrealized appreciation ......................         $161,328
                                                                        ========

                 See Accompanying Notes to Financial Statements

                          Merriman Growth & Income Fund
                            Portfolio of Investments
                               September 30, 2003



                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
              DOMESTIC EQUITY FUNDS:  64.04%
              ------------------------------
 72,250       AIM Mid Cap Growth Fund A.........................$        598,228
 85,935       American Century Value Fund .......................        574,907
 27,294       Columbia Small Cap Fund ...........................        572,073
 34,346       Federated Mid-Cap Index Fund ......................        581,815
 10,401       Fidelity Value Fund ...............................        567,670
 36,995       Invesco Program Dynamics Fund .....................        479,081
 30,710       Liberty Acorn Fund ................................        605,902
 23,892       Rydex Series Trust Nova Fund ......................        474,263
 36,069       Safeco Equity Fund ................................        551,860
 27,849       Scudder Large Company Value Fund ..................        574,242
 33,126       Scudder Trust Dev Fund ............................        572,746
                                                                         -------
              Total Domestic Equity Funds
              (Cost $5,240,409)..................................      6,152,787
                                                                       ---------

             INTERNATIONAL EQUITY FUNDS:  22.66%
             -----------------------------------
 56,148      Dreyfus Founders WW Growth Fund $ ....................      556,432
 34,041      Federated International Equity Fund 'A' ..............      457,177
 66,478      ING International Fund ...............................      543,126
 36,119      USAA International Fund ..............................      619,796
                                                                         -------
             Total International Equity Funds
             (Cost $1,901,115).....................................    2,176,531
                                                                       ---------

             MONEY MARKET FUNDS:  11.81%
285,748      Columbia Daily Income Fund ...........................      285,748
 13,973      ING Money Market Fund ................................       13,973
 47,410      INVESCO Cash Reserves Fund ...........................       47,410
501,772      Janus Money Market Fund ..............................      501,772
285,748      Liberty Money Market Fund ............................      285,748
                                                                         -------
             Total Money Market Funds
             (Cost $1,134,651).....................................    1,134,651
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM DEMAND NOTES:   1.73%
$  166,500   US Bancorp Demand Note
             0.87%, 10/01/2003.....................................      166,500
             (Cost $166,500)                                             -------

             Total Investment in Securities
             (Cost $8,442,675) (a) ......................... 100.24%  9,630,469

             Liabilities in Excess
              of Other Assets...............................  (0.24)%   (23,298)
                                                              -----     -------
             NET ASSETS..................................... 100.00% $9,607,171
                                                             ======  ==========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

             Gross unrealized appreciation .................         $1,197,296
             Gross unrealized depreciation .................             (9,502)
                                                                         ------
             Net unrealized depreciation ...................         $1,187,794
                                                                     ==========

                 See Accompanying Notes to Financial Statements

                         Merriman Leveraged Growth Fund
                            Portfolio of Investments
                               September 30, 2003


                                                                    MARKET VALUE
  SHARES                                                               (NOTE 2A)
  ------                                                               ---------
              DOMESTIC EQUITY FUNDS:  96.58%
              ------------------------------
  40,359      American Century Real Estate Fund ..................      $782,152
  37,506      Columbia Growth Fund S .............................       903,893
  47,727      Columbia Strategic Value Fund Z ....................       756,955
  31,416      Federated Growth Strategies Fund ...................       731,681
 218,732      Founders Mid-Cap Growth Fund .......................       691,195
  12,985      Fidelity Select Brokerage Fund .....................       589,669
  57,898      Fidelity Select Development Comm Fund ..............       836,629
  25,051      Fidelity Select Electronics Fund ...................       903,838
  23,743      Fidelity Select Gold Portfolio .....................       626,332
  17,057      Fidelity Value Fund ................................       930,979
  90,682      Goldman Sachs Core Lg Cap Growth Fund A ............       929,490
  78,492      Goldman Sachs Core Lg Cap Value Fund A .............       735,470
  27,184      Goldman Sachs Mid-Cap Value Fund ...................       687,492
  72,166      INVESCO Program Dynamics Fund ......................       934,548
  75,515      INVESCO Small Company Growth Fund ..................       766,479
  41,472      Liberty Acorn Fund Z ...............................       818,240
  34,276      Liberty Select Value Fund ..........................       727,345
  36,727      RS Partners Fund ...................................       927,366
  36,550      Safeco Growth Opportunities Fund ...................       813,603
  34,091      Scudder Large Company Growth Fund S ................       705,000
  43,448      Scudder Sec Tr Dev Fund ............................       751,221
  35,056      Scudder Small Company Value Fund ...................       744,229
                                                                         -------
              Total Domestic Equity Funds
              (Cost $14,324,432)..................................    17,293,806
                                                                      ----------

              INTERNATIONAL EQUITY FUNDS:  37.64%
              -----------------------------------
  62,020      Federated International Equity Fund ................      $832,924
  90,852      Founders Worldwide Growth Fund .....................       900,347
  85,482      Goldman Sachs Int'l Growth Fund A ..................       818,915
 114,509      ING International Fund .............................       935,541
  38,861      Scudder Global Discovery Fund ......................       957,930
  35,563      Scudder Greater European Growth Fund ...............       714,109
  78,944      USAA Emerging Markets Fund .........................       678,921
  52,521      USAA International Fund ............................       901,254
                                                                         -------
              Total Domestic Equity Funds
              (Cost $5,767,000)...................................     6,739,941
                                                                       ---------

              MONEY MARKET FUNDS:  0.06%
              --------------------------
  11,614      Fidelity Cash Reserves Fund.........................        11,614
              (Cost $11,614)                                              ------


 PRINCIPAL
   AMOUNT
   ------
             SHORT-TERM DEMAND NOTES:  1.74%
             -------------------------------
$  311,900   US Bancorp Demand Note
             0.87%, 10/01/2003....................................       311,900
             (Cost $311,900)                                             -------


             Total Investment in Securities
             (Cost $20,414,946) (a).......................136.03%    24,357,261

             Liabilities in Excess
              of Other Assets.............................(36.03)%   (6,450,978)
                                                          ------     ----------
             NET ASSETS...................................100.00%   $17,906,283
                                                         =======    ===========

(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

             Gross unrealized appreciation.......................    $3,945,951
             Gross unrealized depreciation.......................        (3,636)
                                                                         ------
             Net unrealized depreciation.........................    $3,942,315
                                                                     ==========

See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               September 30, 2003


                                                                         MERRIMAN         MERRIMAN
                                                       MERRIMAN          GROWTH &        LEVERAGED
                                                   HIGH YIELD BOND        INCOME           GROWTH
                                                         FUND              FUND             FUND
                                                         ----              ----             ----
ASSETS
   Investments in securities, at market value
     (identified cost $2,489,108, $8,442,675 and
      $20,414,946, respectively) (Note 2)             $2,650,436       $9,630,469       $ 24,357,261
   Cash                                                        6               19                  -
   Dividends and interest receivable                       9,597            1,096                194
   Receivable for fund shares sold                           700              208                150
                                                             ---              ---                ---
      Total assets                                     2,660,739        9,631,792         24,357,605
                                                       ---------        ---------         ----------

LIABILITIES
   Loan Payable                                                -                -          6,396,000
   Cash Overdraft                                              -                -                 22
   Distributions payable                                   1,761                -                  -
   Payable for fund shares redeemed                        1,726                -                  -
   Accrued management fees                                 2,196           10,223             19,063
   Other accrued expenses                                  6,443           14,398             36,237
                                                           -----           ------             ------
     Total liabilities                                    12,126           24,621          6,451,322
                                                          ------           ------          ---------
 NET ASSETS
   (Applicable to 278, 757, 1,254,070, and 2,079,377
   shares of beneficial interest with no par value,
   unlimited number of shares authorized)             $2,648,613       $9,607,171        $17,906,283
                                                      ==========       ==========        ===========

Pricing of Shares
   Net asset value, offering and redemption price
    per share
   $ 2,648,613  /    278,757 shares                   $     9.50
                                                      ==========
   $ 9,607,171  / 1,254,070 shares                                     $     7.66
                                                                       ==========
   $17,906,283 / 2,079,377 shares                                                         $     8.61
                                                                                          ==========




Net assets
   At September 30, 2003, net assets consisted of:
     Paid-in capital                                  $3,120,336      $10,773,682       $ 21,130,323
     Undistributed net investment income                       -                -                  -
     Accumulated net realized loss                      (633,051)      (2,354,305)        (7,166,355)
     Unrealized appreciation on investments              161,328        1,187,794          3,942,315
                                                         -------        ---------          ---------
                                                      $2,648,613       $9,607,171        $17,906,283
                                                      ==========       ==========        ===========

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                      For the Year Ended September 30, 2003



                                                           MERRIMAN    MERRIMAN
                                             MERRIMAN      GROWTH &    LEVERAGED
                                          HIGH YIELD BOND   INCOME      GROWTH
                                               FUND          FUND        FUND
                                               ----          ----        ----
INVESTMENT INCOME
   Interest                                 $    2,520   $    5,505   $   6,508
   Dividends                                   212,622       70,315     103,055
                                               -------       ------     -------
    Total investment income                    215,142       75,820     109,563
                                               -------       ------     -------


EXPENSES
   Management fees (Note 3)                     35,395      124,021     216,939
   Accounting services                          13,758       33,405      59,013
   Custodian fees                                  783        4,455       7,811
   Transfer agent fees                          10,018        9,704      20,200
   Interest expense (Note 4)                         -            -     174,710
   Professional services                         4,523       14,067      25,152
   Registration fees                             1,150        2,764       3,639
   Insurance and other                           3,696        9,432      11,970
   Printing                                        406        1,570       2,313
   Trustees fees                                   682        1,832       3,274
                                                   ---        -----       -----

   Expenses before reimbursement                70,411      201,250     525,021
                                                ------      -------     -------
   Reimbursement by advisor (Note 3)            18,558        3,730       6,382
                                                ------        -----       -----
   Total expenses                               51,853      197,520     518,639
                                                ------      -------     -------
   Net investment income (loss)                163,289     (121,700)   (409,076)
                                               -------     --------    --------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from security
    transactions                               200,067     (402,102) (1,597,939)
   Capital  gain distributions from
    regulated  investment companies                  -            -       5,919
   Net  increase in unrealized appreciation/
     depreciation  of investments              145,327    1,333,087   4,241,155
                                               -------    ---------   ---------

   Net realized and unrealized gain on
    investments                                345,394      930,985   2,649,135
                                               -------      -------   ---------

   Net increase in net assets resulting from
    operations                                $508,683      809,285   2,240,059
                                              ========      =======   =========

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              MERRIMAN HIGH YIELD         MERRIMAN GROWTH &
                                                                   BOND FUND                 INCOME FUND
                                                                   ---------                 -----------

                                                               YEAR ENDED      YEAR ENDED         YEAR ENDED      YEAR ENDED
                                                             SEPTEMBER 30,    SEPTEMBER 30,      SEPTEMBER 30,   SEPTEMBER 30,
                                                                  2003            2002               2003            2002
                                                                  ----            ----               ----            ----
OPERATIONS:
   Net investment income (loss)                                $  163,289       $ 111,681         $ (121,700)     $  (65,308)
   Net realized gain (loss) on investments                        200,067        (238,426)          (402,102)       (347,211)
   Capital gain distributions from regulated investment
     companies                                                          -               -                  -          15,687
   Net  increase (decrease) in unrealized
     appreciation/depreciation  on investments                    145,327          16,001          1,333,087        (145,293)
                                                                  -------          ------          ---------        --------
   Net increase (decrease) in net assets resulting
     from operations                                              508,683        (110,744)          (809,285)       (542,125)

 DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income                      (166,624)       (109,668)                 -         (45,748)

CAPITAL SHARE TRANSACTIONS:
   Decrease in net assets resulting from capital
     share transactions (Note 7)                               (1,841,544)     (1,526,114)         (1,854,706)     1,614,358)
                                                               ----------      ----------          ----------      ---------
   Total decrease                                              (1,499,485)     (1,746,526)         (1,045,421)    (2,202,231)

NET ASSETS
   Beginning of year                                            4,148,098       5,894,624          10,652,592     12,854,823
                                                                ---------       ---------          ----------     ----------
   End of year*                                                $2,648,613      $4,148,098          $9,607,171    $10,652,592
                                                               ==========      ==========          ==========    ===========

* Including undistributed net investment income of:            $        -      $    2,785          $        -    $         -
                                                               ==========      ==========          ==========    ===========


                                                         MERRIMAN LEVERAGED
                                                             GROWTH FUND

                                                   YEAR ENDED      YEAR ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                      2003            2002
                                                      ----            ----
OPERATIONS:
   Net investment loss                             $ (409,076)      $ (198,335)
   Net realized loss on investments                (1,597,939)        (755,466)
   Capital gain distributions from regulated
     investment companies                               5,919           61,775
   Net increase (decrease) in unrealized
     appreciation/depreciation on investments       4,241,155         (320,012)
                                                    ---------         --------

   Net increase (decrease) in net assets
     resulting from operations                      2,240,059       (1,212,038)

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income                 -         (192,037)

CAPITAL SHARE TRANSACTIONS:
   Decrease in net assets resulting from
     capital share transactions (Note 7)           (3,298,555)      (2,089,612)
                                                   ----------       ----------
   Total decrease                                  (1,058,496)      (3,493,687)

NET ASSETS
   Beginning of year                               18,964,779       22,458,466
                                                   ----------       ----------
   End of year*                                   $17,906,283     $ 18,964,779
                                                  ===========     ============

* Including undistributed net investment
    income of:                                    $         -     $          -
                                                  ===========     ============

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                             STATEMENT OF CASH FLOWS



                                                                          YEAR ENDED                YEAR ENDED
                                                                         SEPTEMBER 30,             SEPTEMBER 30,
                                                                             2003                      2002
                                                                             ----                      ----
CASH FLOWS FROM OPERATING ACTIVITIES:
   Dividends and interest received                                       $  135,057                 $  284,445
   Operating expenses paid                                                 (202,933)                  (464,940)
   Net (purchases) sales of short-term investments                       15,696,863                  5,404,631
   Purchases of portfolio securities                                    (57,663,722)               (61,197,964)
   Proceeds from sales of portfolio securities                           38,931,351                 58,193,700
   Long-term capital gain distributions received                              5,919                     61,775
                                                                              -----                     ------
      Net cash provided by operating activities                          (3,097,465)                 2,281,647
                                                                         ----------                  ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from capital shares sold                                      4,269,895                  7,506,679
   Payments on capital shares redeemed                                   (7,568,450)                (9,785,131)
   Cash dividends paid                                                            -                     (3,197)
   Net increase (decrease) in loan payable to custodian bank              6,396,000                          -
                                                                          ---------
   Net cash used for financing activities                                 3,097,445                 (2,281,649)
                                                                          ---------                 ----------

   Net change in cash                                                           (20)                        (2)
   Cash at beginning of period                                                   (2)                         -
                                                                                 --                         --
   Cash at end of period                                                 $      (22)               $        (2)
                                                                         ==========                ===========

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET
   CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
   Net increase (decrease) in net assets resulting from operations       $2,240,059                $(1,212,038)
                                                                         ----------                -----------

   ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET
     CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
   (Increase) decrease in investment securities                          (5,678,725)                 3,753,312
   (Increase) decrease in dividends and interest receivable                  25,494                     20,418
   (Increase) decrease in receivable for capital stock sold                 292,148                   (292,298)
   (Increase) decrease in prepaid expenses                                    4,582                     17,774
   Increase (decrease) in accrued management fees                               386                     (1,173)
   Increase (decrease) in other accrued expenses                             18,663                     (1,405)
   Increase (decrease) in payable for fund shares redeemed                      (72)                    (2,943)
                                                                                ---                     ------


   Total Adjustments                                                     (5,337,524)                 3,493,685
                                                                         ----------                  ---------

     Net cash provided by operating activities                          $(3,097,465)                $2,281,647
                                                                        ===========                 ==========



Non-cash financing activities included herein consist of:

(A) Reinvestment of distributions to shareholders of $0 and $188,840 for the years ended September 30, 2003 and 2002, respectively.

                 See Accompanying Notes to Financial Statements

                                                         MERRIMAN MUTUAL FUNDS
                                                         FINANCIAL HIGHLIGHTS



                                                              HIGH YIELD BOND FUND
                                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                            YEAR ENDED SEPTEMBER 30,



                                                2003          2002         2001         2000        1999
                                                ----          ----         ----         ----        ----
Net asset value, beginning of year           $  8.74       $  9.12      $  9.79      $  9.96     $ 10.15
                                             -------       -------      -------      -------     -------
Income from investment operations
   Net investment income                        0.47          0.20         0.58         0.43        0.46
Net gains or losses on securities
     (realized and unrealized)                  0.77         (0.39)       (0.67)       (0.17)      (0.19)
                                                ----         -----        -----        -----       -----
     Total from investment operations           1.24         (0.19)       (0.09)        0.26        0.27
                                                ----         -----        -----         ----        ----
Less distributions:
   From investment income                      (0.48)        (0.19)       (0.58)       (0.43)      (0.46)
                                               -----         -----        -----        -----       -----

Net asset value, end of year                 $  9.50       $  8.74      $  9.12      $  9.79     $  9.96
                                             =======       =======      =======      =======     =======
Total return                                   14.36%        (2.07)%      (1.06)%       2.66%       2.71%

Net assets, end of year ($000)               $ 2,649       $ 4,148      $ 5,895      $ 7,172     $ 7,976
Ratio of expenses to average net assets         1.99%*        1.89%*       1.67%*       1.65%*      1.57%*
Ratio of net income to average net assets       4.62  %       2.16%        5.78%        4.27%       4.52%

Portfolio turnover rate                       147.86%       336.37%      675.32%      774.04%     435.08%




                                                              GROWTH & INCOME FUND
                                                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                            YEAR ENDED SEPTEMBER 30,


                                                  2003          2002         2001         2000        1999
                                                  ----          ----         ----         ----        ----
Net asset value, beginning of year             $  7.03       $  7.41      $ 10.11      $ 10.34     $  9.87
                                               -------       -------      -------      -------     -------
   Income from investment operations
   Net investment income (loss)                  (0.10)        (0.04)        0.11         0.13        0.08
   Net gains or losses on securities
     (realized and unrealized)                    0.73         (0.31)       (1.75)        0.44        1.40
                                                  ----         -----        -----         ----        ----
     Total from investment operations             0.63         (0.35)       (1.64)        0.57        1.48
                                                  ----         -----        -----         ----        ----
Less distributions:
   From investment income                            -         (0.03)       (0.20)       (0.02)      (0.15)
   From realized capital gains                       -             -        (0.86)       (0.78)      (0.86)
                                                  ----          ----        -----        -----       -----

     Total distributions                             -         (0.03)       (1.06)       (0.80)      (1.01)
                                                  ----         -----        -----        -----       -----

Net asset value, end of year                   $  7.66       $  7.03      $  7.41      $ 10.11     $ 10.34
                                               =======       =======      =======      =======     =======
Total return                                      8.96%        (4.78)%     (17.46)%       4.96%      13.61%

Net assets, end of year ($000)                 $ 9,607       $10,653      $12,855      $ 8,323     $ 8,762
Ratio of expenses to average net assets           2.03%*        1.96%*       2.02%        1.81%       1.79%
Ratio of net income (loss) to average
  net assets                                     (1.23)%       (0.55)%       1.57%        1.23%       0.68%

Portfolio turnover rate                         283.03%       413.29%      414.07%      371.80%     276.73%

* Prior to reimbursement from advisor


                 See Accompanying Notes to Financial Statements


                                                         Merriman Mutual Funds
                                                   Financial Highlights (continued)

                                                        Leveraged Growth Fund
                                         (for a share outstanding throughout the period)
                                                      Year Ended September 30,



                                                     2003         2002         2001         2000        1999
                                                     ----         ----         ----         ----        ----
Net asset value, beginning of year                $  7.53      $  8.09      $ 12.96      $ 12.57     $ 10.66
                                                  -------      -------      -------      -------     -------
Income from investment operations
   Net investment income (loss)                     (0.20)       (0.08)        0.04         0.32       (0.06)
   Net gains or losses on securities
     (realized and unrealized)                       1.28        (0.41)       (2.59)        1.65        2.63
                                                     ----        -----        -----         ----        ----
     Total from investment operations                1.08        (0.49)       (2.55)        1.97        2.57
                                                     ----        -----        -----         ----        ----
Less distributions:
   From investment income                               -        (0.07)       (0.28)           -           -
   From realized capital gains                          -            -        (2.04)       (1.58)      (0.66)
                                                     ----         ----        -----        -----       -----
     Total distributions                                -        (0.07)       (2.32)       (1.58)      (0.66)
                                                     ----        -----        -----        -----       -----
Net asset value, end of year                      $  8.61      $  7.53      $  8.09      $ 12.96     $ 12.57
                                                  =======      =======      =======      =======     =======
Total return                                        14.34%       (6.12)%     (22.70)%      14.67%      24.33%

Net assets end of year($000)                      $17,906      $18,965      $22,458      $20,704     $18,754
Ratio of expenses to average net assets (a)          3.03%*       2.26%*       2.11%*       1.88%       2.60%
Ratio of net income (loss) to average net assets    (2.36)%      (0.95)%       1.06%        2.26%      (0.46)%

Portfolio turnover rate                            187.66 %     515.83%      627.91%      440.73%     307.56%


(a) Expenses include interest expense of 1.01%, 0.25%, 0.20%, 0.14%, and 0.83% for 2003, 2002, 2001, 2000, and 1999, respectively.

* Prior to reimbursement from advisor





   Information relating to outstanding debt during the period shown below.


                                                Average              Average Number
                     Amount of Debt         Amount of Debt              of Shares            Average Amount of
                     Outstanding at           Outstanding              Outstanding            Debt per Share
Period ended          End of Period        During the Period        During the Period        During the Period

September 30, 2003     $ 6,396,000            $3,715,293                2,295,459                  $1.62

September 30, 2002     $         -            $  783,534                2,617,095                  $0.30

September 30, 2001     $         -            $  335,068                1,862,545                  $0.18

September 30, 2000     $         -            $  196,311                1,585,622                  $0.12

September 30, 1999     $         -            $1,708,403                1,475,597                  $1.16


                 See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

NOTE 1 - ORGANIZATION

     Merriman High Yield Bond Fund, Merriman Growth & Income Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the High Yield Bond Fund are high income with some consideration to growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

     Capital loss carry forwards, as of September 30, 2003, available to offset furture capital gains, if any, are as follows:

                                                                        EXPIRING
    FUND                                        AMOUNT            THROUGH
    ----                                        ------            -------
    Merriman High Yield Bond Fund              $633,051            2011
    Merriman Growth & Income Fund             2,129,057            2011
    Merriman Leveraged Growth Fund            6,052,868            2011



C. Income Recognition. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. Dividends and Distributions to Shareholders. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October losses.

F. Use of Estimates in Financial Statements. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                       High Yield Bond          Other Two
                                             Fund                 Funds

         On the first $250 million           1.000%               1.250%
         On the next $250 million             .875%               1.125%
         On all above $500 million            .750%               1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $30 million in net assets, 1.5% on the next $70 million, and 1% of net assets over $100 million for the Merriman Growth & Income Fund and Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman High Yield Bond Fund.

For the year ended September 30, 2003, the Advisor made expense reimbursements in the amount of $18,558 to the Merriman High Yield Bond Fund, $3,730 to the Merriman Growth & Income Fund and $6,382 to the Merriman Leveraged Growth Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year (included in interest expense) to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at September 30, 2003 was $6,396,000.

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS




NOTE 5 - TAX COMPONENTS OF DISTRIBUTIONS TO SHAREHOLDERS

                                           Ordinary Income                       Long-Term Capital Gains
                                     $ amount Per Share Amount                $ Amount   Per Share Amount

Merriman High Yield Bond Fund
                     2003            $166,624     $  0.4800                   $      -        $      -
                     2002            109,668         0.5800                          -               -

Merriman Growth & Income Fund
                     2003                  -              -                          -               -
                     2002             45,748         0.0281                          -               -

Merriman Leveraged Growth Fund
                     2003                  -              -                          -               -
                     2002            192,037         0.0723                          -               -


As of September 30, 2003, components of distributable earnings on a tax basis are as follows:


                                       MERRIMAN               MERRIMAN              MERRIMAN
                                    HIGH YIELD BOND        GROWTH & INCOME      LEVERAGED GROWTH
                                         FUND                   FUND                  FUND
                                         ----                   ----                  ----
Undistributed Ordinary Income                -                     -                     -
Capital Loss Carry Forward            (633,051)           (2,129,057)           (6,052,868)
Post-October Losses                          -              (225,260)           (1,113,487)
Unrealized appreciation/depreciation   161,328             1,187,794             3,942,315


On September 30, 2003, undistrbuted net investment income was increased by $551, $121,700, $409,076 and paid-in capital was increased (decreased) by $(551), $(121,700) and $(409,076) for the Merriman High Yield Bond Fund, Merriman Growth & Income Fund and Merriman Leveraged Growth Fund, respectively, as a result of net operating losses and other reclassifications. Net assets of the Funds were unaffected by these reclassifications.


                 See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - CAPITAL SHARES

     At September 30, 2003, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               MERRIMAN HIGH YIELD BOND FUND                  MERRIMAN GROWTH & INCOME FUND
                               -----------------------------                  -----------------------------
                          YEAR ENDED               YEAR ENDED              YEAR ENDED             YEAR ENDED
                         SEPTEMBER 30,            SEPTEMBER 30,           SEPTEMBER 30,          SEPTEMBER 30,
                             2003                     2002                    2003                   2002
                             ----                     ----                    ----                   ----
                        SHARES      VALUE        SHARES      VALUE        SHARES     VALUE       SHARES          Value
                        ------      -----        ------      -----        ------     -----       ------          -----
Shares sold...........  21,142    $ 197,261      32,112   $  284,116      66,655    $ 462,958    124,082        $916,307
Shares issued in
   reinvestment  of
   distributions......  17,087      159,153      11,428      101,682           -            -      5,903          44,629

                        38,229      356,414      43,540      385,798      66,655      462,958      129,985       960,936
Shares redeemed.......(234,221)  (2,197,958)   (214,891)  (1,911,912)   (327,989)  (2,317,664)    (348,305)   (2,575,294)

Net decrease..........(195,992) $(1,841,544)   (171,351) $(1,526,114)   (261,334) $(1,854,706)    (218,320)  $(1,614,358)


                              MERRIMAN LEVERAGED GROWTH FUND
                              ------------------------------
                           YEAR ENDED               YEAR ENDED
                         SEPTEMBER 30,            SEPTEMBER 30,
                             2003                     2002
                             ----                     ----
                         SHARES    VALUE          SHARES      VALUE
                         ------    -----          ------      -----
Shares sold...........   590,077   $4,269,895     968,037   $ 7,506,679
Shares issued in
   reinvestment of
   distributions......         -            -      22,616       188,840

                         590,077    4,269,895     990,653     7,695,519
Shares redeemed.......(1,029,996)  (7,568,450) (1,247,478)   (9,785,131)

Net decrease..........  (439,919) $(3,298,555)   (256,825)  $(2,089,612)




NOTE 7-- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the six months ended March 31, 2003 were as follows:

                                              Purchases        Sales
                                              ---------        -----
   Merriman High Yield Bond Fund...........$ 4,044,805     $ 3,630,320
   Merriman Growth & Income Fund............22,369,394      15,896,650
   Merriman Leveraged Growth Fund...........57,663,722      38,931,351


                 See Accompanying Notes to Financial Statements

                                                         TRUSTEES AND OFFICERS
                                                                     (Unaudited)

     The business of the Funds is managed by the Board of Trustees under Massachusetts law. The Trustees elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Some officers and Trustees of the Trust are also officers and control persons of the Funds' investment manager, as shown below.


                                                                                                     Number of
                                                                     Principal                     Portfolios in         Other
                                             Term of Office        Occupation(s)                   Fund Complex      Directorships
    Name, Address              Position(s)    and Length of         during the                      overseen by         held by
       and Age               Held with Fund    Time Served        Past Five Years                    Director          Director
David A. Ederer, Age 60          Trustee         2-22-88 to     Since 1974, Managing                    3            Mr. Ederer
4919 NE Laurelcrest Lane                         Present        Partner of D.A. Ederer                               serves as a
Seattle, WA 98105                                               Company, a private                                   member of
                                                                investment company. In                               The Board of
                                                                connection therewith, Mr.                            Cascade
                                                                Ederer serves as an                                  Natural Gas,
                                                                Executive Officer and holds                          Inc. (1990 to
                                                                a substantial ownership position                     Present)
                                                                in numerous industrial and
                                                                service companies.

Paul A. Merriman, Age 59 *    President and      2-22-88 to     Since 1983, Presdient and Chief          3           None
1200 Westlake Ave N, Suite 700   Trustee         Present        Executive Officer of Merriman
Seattle, WA 98109                                               Capital Management, Inc. an
                                                                investment advisory firm.  Since
                                                                October 1987, General Partner of
                                                                Merriman Investment Management
                                                                Company, the Trust's Investment
                                                                Manager, whose advisory contract
                                                                was assigned to Merriman Capital
                                                                Management, Inc., an affiliated
                                                                company, on January 1, 2002.

William L. Notaro, Age 61 *  Executive Vice      2-22-88 to     Since 1981, owner of Wm. L. Notaro       3           Mr. Notaro
35011 Rhododendron Dr SE  President, Secretary,  Present        & Company, a Seattle Investment                      serves as a
Snoqualmie, WA  98065      Treasurer & Trustee                  Advisory firm.  Since October 1987                   member of
                                                                Exec. Vice President and Chief                       The Board of
                                                                Operating Officer of Merriman                        the Elite Group
                                                                Investment Management Company,                       of Mutual
                                                                The Trust's Investment Manager,                      Funds (2003)
                                                                whose advisory contract was assigned
                                                                to Merriman Capital Management, Inc.
                                                                on January 1, 2002.

Ben W. Reppond, Age 57           Trustee         2-22-88 to     Since 1981, General Manager and          3           None
13217 9th Avenue NW                              Present        Chief Executive Officer, Benefit Port
Seattle, WA 98177                                               NW, an insurance brokerage firm.

Donald E. West, Age 72           Trustee         10-21-98 to    Retired Boeing Company Management        3           None
4655 - 90th Avenue SE                            Present        Engineer.
Mercer Island, WA 98040

* Trustees deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


                 See Accompanying Notes to Financial Statements

Report of Independent Certified Public Accountants

To The Board of Trustees and Shareholders of Merriman Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Merriman Investment Trust, consisting of the Merriman High Yield Bond Fund, Merriman Growth & Income Fund, and Merriman Leveraged Growth Fund as of September 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows of Merriman Leveraged Growth Fund for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Merriman Investment Trust at September 30, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, Merriman Leveraged Growth cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania                                  Tait, Weller & Baker
October 23, 2003

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GRAPHIC            OMITTED MERRIMAN INVESTMENT TRUST 1200 Westlake Avenue North
                   Suite 700 Seattle, Washington 98109
                   1-800-423-4893


                                       20
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ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. The Registrant's Code is filed with this report as the exhibit for Item 10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that one of the members of the Registrant's Audit Committee is an "audit committee financial expert" as that term is defined in the instructions to this Item. The name of the audit committee financial expert is David A. Ederer, and he is an "independent" Trustee of the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not aplicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. [RESERVED].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED].

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal half year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)  The Registrant's Code is attached as an exhibit to this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
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                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merriman Investment Trust.

By: _________________________
    Paul A. Merriman
    Principal Executive Officer

Date: November 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _________________________
    Paul A. Merriman
    Principal Executive Officer

Date: November 20, 2003

By: _________________________
    William L. Notaro
    Secretary, Treasurer and Principal Financial Officer

Date: November 20, 2003

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